As filed with the Securities and Exchange Commission on August 3, 2016
1933 Act Registration File No. 333-56018
1940 Act File No. 811-10303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	50	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	51	[X]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)
(913) 677-7778
(Registrant’s Telephone Number, Including Area Code)
Clay E. Brethour
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment incorporates by reference Parts A and B of the Trust’s Post-Effective Amendment No. 49, as filed on July 25, 2016.  The sole purpose of this Post-Effective Amendment No. 50 is to amend Part C and file an exhibit.

BUFFALO FUNDS
PART C

OTHER INFORMATION

Item 28.         Exhibits.

(a)			Declaration of Trust.
	(i)	(A)	Agreement and Declaration of Trust dated February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.
(B)
Certificate of Trust of Registrant as filed with the State of Delaware on February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.

		(C)	Certificate of Amendment to Certificate of Trust – Filed Herewith.
(b)			By-Laws of Registrant dated February 14, 2001, were previously filed with Registration Statement on Form N-1A on February 21, 2001, and are incorporated herein by reference.
(c)			Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Agreement and Declaration of Trust and By-Laws.
(d)			Investment Advisory Contracts.
	(i)	(A)
Amended and Restated Management Agreement between Kornitzer Capital Management, Inc. and Registrant on behalf of the Buffalo Emerging Opportunities Fund was previously filed with Post-Effective Amendment No. 43 on Form N-1A on May 31, 2013, and is incorporated herein by reference.

(B)
Management Agreement between Kornitzer Capital Management, Inc. and Registrant on behalf of the Buffalo International Fund dated August 10, 2007, was previously filed with Post-Effective Amendment No. 18 on Form N-1A on September 27, 2007, and is herein incorporated by reference.

(C)
Amended and Restated Management Agreement between Kornitzer Capital Management, Inc. and Registrant on behalf of the Buffalo Discovery Fund and the Buffalo Mid Cap Fund dated November 16, 2012, was previously filed with Post-Effective Amendment No. 37 on Form N-1A on November 29, 2012, and is incorporated herein by reference.

(D)
Amended and Restated Management Agreement between Kornitzer Capital Management, Inc. and Registrant on behalf of the Buffalo Flexible Income Fund, Buffalo High Yield Fund, Buffalo Growth Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund and Buffalo Dividend Focus Fund dated November 21, 2013 was previously filed with Post-Effective Amendment No. 45 on Form N-1A on July 23, 2014, and is incorporated herein by reference.

(e)			Distribution Contracts.
Amended and Restated Distribution Agreement was previously filed with Post-Effective Amendment No. 43 on Form N-1A on May 31, 2013, and is incorporated herein by reference.
(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)			Custodian Agreements.
	(i)		Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 47 on Form N-1A on July 24, 2015, and is incorporated herein by reference.
	(ii)		Amendment to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 47 on Form N-1A on July 24, 2015, and is incorporated herein by reference.
(h)			Other Material Contracts.

Amended and Restated Master Services Agreement was previously filed with Post-Effective Amendment No. 49 on Form N-1A on July 25, 2016, and is incorporated herein by reference.
(i)		Legal Opinions.
Consent of Counsel – Not Applicable.
(j)		Other Opinions.
	(i)	Consent of Independent Registered Public Accounting Firm – Not Applicable.
	(ii)	Power of Attorney for Registrant was previously filed with Post-Effective Amendment No. 49 on Form N-1A on July 25, 2016, and is incorporated herein by reference.
(k)		Omitted Financial Statements – Not Applicable.
(l)		Initial Capital Agreements – Not Applicable.
(m)		Rule 12b-1 Plan – Not Applicable.
(n)		Rule 18f-3 Plan – Not Applicable.
(o)		Reserved.
(p)		Code of Ethics.
(i)
Amended and Restated Joint Code of Ethics for Registrant and Kornitzer Capital Management, Inc. was previously filed with Post-Effective Amendment No. 45 on Form N-1A on July 23, 2014, and is incorporated herein by reference.

	(ii)	Code of Ethics for Principal Underwriter was previously filed with Post-Effective Amendment No. 45 on Form N-1A on July 23, 2014, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant

None.

Item 30.  Indemnification

Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

Article VII, Section 2(b) of the Agreement and Declaration of Trust provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

Item 31.  Business and Other Connections of Investment Adviser

Kornitzer Capital Management, Inc. is a federally registered investment adviser that provides investment management services to the Buffalo Funds family of mutual funds.  Kornitzer also manages the assets of non-fund advisory clients.

For information as to any other business, vocation or employment of a substantial nature in which the Registrant’s investment advisers and each officer of the Registrant’s investment advisers is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see Kornitzer Capital Management, Inc.’s Form ADV (File No. 801-34933) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

Item 32.  Principal Underwriter.

(a)      Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Series Portfolio Trust
FundX Investment Trust	Stone Ridge Trust
Glenmede Fund, Inc.	Stone Ridge Trust II
Glenmede Portfolios	Stone Ridge Trust III
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Horizon Funds	Wall Street EWM Funds Trust
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	Chairperson and Trustee
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None

(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Investment Adviser	Kornitzer Capital Management, Inc. 5420 West 61st Place Shawnee Mission, Kansas 66205
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 34.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 50 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Shawnee Mission and State of Kansas, on August 3, 2016.

BUFFALO FUNDS
Registrant

By: /s/ Clay Brethour*
Clay Brethour
President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 50 to its Registration Statement has been signed below on August 3, 2016, by the following persons in the capacities indicated.

/s/ Joseph C. Neuberger Joseph C. Neuberger	Chairman and Trustee
Clay Brethour* Clay Brethour	President, Treasurer and Trustee
J. Gary Gradinger* J. Gary Gradinger	Trustee
Philip J. Kennedy* Philip J. Kennedy	Trustee
Rachel F. Lupardus* Rachel F. Lupardus	Trustee
Hans H. Miller* Hans H. Miller	Trustee
Jeffrey D. Yowell* Jeffrey D. Yowell	Trustee
* By: /s/ Joseph C. Neuberger Joseph C. Neuberger (Pursuant to Power of Attorney previously filed and incorporated herein by reference)

INDEX TO EXHIBITS

Exhibit	Exhibit No.

Certificate of Amendment to Certificate of Trust	EX.99.a(i)(C)